UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.
March 31, 2010 Oppenheimer International Bond Fund Management Commentaries and Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements At the 2010 Lipper Awards, Oppenheimer International Bond Fund’s Class Y shares were ranked #1 out of 53 funds in Lipper’s International Income funds category for the 5-year period ended December 31, 2009, based on Consistent Return. See page 2 for specific information on the methodology used to determine the Lipper award rankings.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings
Japan	16.0%
Italy	9.8
Brazil	8.3
United Kingdom	5.5
Turkey	5.0
Germany	5.0
Mexico	4.9
Korea, Republic of South	4.2
Indonesia	3.9
United States	3.5
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.
10 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER INTERNATIONAL BOND FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,009.90	$4.87
Class B	1,000.00	1,004.00	9.18
Class C	1,000.00	1,004.70	8.38
Class N	1,000.00	1,007.80	6.93
Class Y	1,000.00	1,010.00	3.21

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.09	4.90
Class B	1,000.00	1,015.81	9.24
Class C	1,000.00	1,016.60	8.43
Class N	1,000.00	1,018.05	6.97
Class Y	1,000.00	1,021.74	3.23
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.97%
Class B	1.83
Class C	1.67
Class N	1.38
Class Y	0.64
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—0.5%
U.S. Treasury Bills, 0.165%, 4/15/10[1] (Cost $56,498,901)	$56,500,000		$56,498,901

Foreign Government Obligations—75.9%
Argentina—1.0%
Argentina (Republic of) Bonds:
0.389%, 8/3/12[2]	20,126,250		18,141,651
2.50%, 12/31/38[2]	34,570,000		12,583,480
Series GDP, 2.724%, 12/15/35[2]	26,370,000		2,109,600
Series V, 7%, 3/28/11	14,240,000		13,953,618
Series VII, 7%, 9/12/13	5,230,000		4,665,015
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	91,940,000		76,522,173

			127,975,537

Australia—0.4%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	20,650,000	AUD	19,211,432
Series 14, 5.50%, 8/1/14	30,080,000	AUD	27,333,206

			46,544,638

Austria—2.0%
Austria (Republic of) Unsub. Bonds, 4.15%, 3/15/37	189,515,000	EUR	257,707,687
Belgium—0.4%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	37,430,000	EUR	57,000,039
Belize—0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29[2,3]	6,100,000		4,239,500
Brazil—6.4%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	32,495,000		35,468,293
8%, 1/15/18	18,857,778		22,073,029
8.875%, 10/14/19	24,260,000		31,356,050
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/12	382,928,000	BRR	209,840,455
9.762%, 1/1/14	59,480,000	BRR	31,350,521
9.762%, 1/1/17	713,515,000	BRR	360,809,375
10%, 1/1/21	106,100,000	BRR	50,681,715
11.205%, 5/15/45	32,095,000	BRR	33,502,846
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	16,500,000		19,593,750
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	29,810,000		32,194,800

			826,870,834

Canada—1.3%
Canada Housing Trust Sec. Bonds, 4.10%, 12/15/18	81,005,000	CAD	81,581,642
Quebec (Province of) Nts., 4.50%, 12/1/18	81,600,000	CAD	82,287,733

			163,869,375
F1 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Colombia—0.9%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[3]	16,413,000,000	COP	$9,145,880
Colombia (Republic of) Bonds:
7.375%, 9/18/37	13,360,000		15,030,000
12%, 10/22/15	34,907,000,000	COP	22,193,375
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	18,875,000		21,800,625
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	21,600,000		20,736,000
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	9,320,000		10,764,600
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	37,684,000,000	COP	23,129,240

			122,799,720

Denmark—0.4%
Denmark (Kingdom of) Bonds, 4%, 11/15/17	272,810,000	DKK	52,556,338
Egypt—1.0%
Egypt (The Arab Republic of) Treasury Bills:
Series 91, 9.318%, 4/6/10[4]	53,300,000	EGP	9,666,312
Series 182, 10.537%, 6/29/10[4]	53,100,000	EGP	9,431,567
Series 182, 10.221%, 7/6/10[4]	61,350,000	EGP	10,878,650
Series 182, 10.803%, 7/13/10[4]	133,000,000	EGP	23,362,926
Series 182, 10.198%, 8/3/10[4]	36,350,000	EGP	6,378,019
Series 182, 9.820%, 8/24/10[4]	62,700,000	EGP	11,094,916
Series 273, 9.665%, 6/8/10[4]	84,400,000	EGP	15,074,888
Series 273, 10.029%, 6/15/10[4]	71,975,000	EGP	12,818,243
Series 273, 10.216%, 7/20/10[4]	72,050,000	EGP	12,724,559
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[3]	108,205,000	EGP	19,848,720

			131,278,800

France—1.7%
France (Government of) Bonds:
3.75% 10/25/19	81,025,000	EUR	113,217,767
4%, 10/25/38	80,845,000	EUR	109,384,362

			222,602,129

Germany—4.5%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19[1]	276,600,000	EUR	387,174,621
Series 08, 4.75%, 7/4/40	84,655,000	EUR	133,106,318
Series 156, 2.50%, 2/27/15	42,235,000	EUR	58,002,418

			578,283,357

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	16,350,000		17,944,125
Hungary—1.4%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12	6,531,000,000	HUF	33,453,170
Series 12/B, 7.25%, 6/12/12	5,138,000,000	HUF	26,970,623
Series 13/D, 6.75%, 2/12/13	3,050,000,000	HUF	15,901,448
F2 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Hungary Continued
Hungary (Republic of) Bonds: Continued
Series 14/C, 5.50%, 2/12/14	3,082,800,000	HUF	$15,406,970
Series 15/A, 8%, 2/12/15	7,731,000,000	HUF	42,300,664
Series 17/B, 6.75%, 2/24/17	741,500,000	HUF	3,801,265
Series 19/A, 6.50%, 6/24/19	7,500,000,000	HUF	37,374,975

			175,209,115

Indonesia—1.3%
Indonesia (Republic of) Nts.:
6.875%, 1/17/18[3]	41,530,000		46,617,425
7.25%, 4/20/15[3]	14,860,000		17,014,700
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[3]	23,395,000		27,372,150
10.375%, 5/4/14[3]	10,600,000		13,223,500
11.625%, 3/4/19[3]	8,400,000		12,117,000
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 5.875%, 3/13/20[3]	19,640,000		20,437,875
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[3]	29,980,000		37,624,900

			174,407,550

Israel—1.2%
Israel (State of) Bonds:
5.50%, 2/28/17	128,590,000	ILS	37,130,205
6%, 2/28/19	255,450,000	ILS	75,496,943
Series 2682, 7.50%, 3/31/14	132,475,000	ILS	40,768,201

			153,395,349

Italy—9.6%
Italy (Republic of) Bonds, 5%, 9/1/40	404,235,000	EUR	568,813,429
Italy (Republic of) Treasury Bonds:
3.75%, 12/15/13	409,489,000	EUR	583,081,850
5.25%, 8/1/11	63,365,000	EUR	90,241,763

			1,242,137,042

Japan—15.7%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%, 6/20/29	44,179,000,000	JPY	470,723,488
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12	48,223,000,000	JPY	516,117,116
5 yr., 0.50%, 12/20/14	70,566,000,000	JPY	754,024,392
20 yr., 2.10%, 12/20/29	27,731,000,000	JPY	293,955,126

			2,034,820,122

Korea, Republic of South—4.1%
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds:
4.18%, 12/2/11	364,730,000,000	KRW	326,987,239
Series 1202, 4.12%, 2/2/12	170,000,000,000	KRW	152,067,400
Korea (Republic of) Treasury Bonds, Series 0475-1112, 4.75%, 12/10/11	65,030,000,000	KRW	58,820,352

			537,874,991
F3 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Malaysia—1.0%
Malaysian (Government of) Bonds:
Series 0110, 3.835%, 8/12/15	210,610,000	MYR	$64,790,273
Series 0902, 4.378%, 11/29/19	216,890,000	MYR	67,516,022

			132,306,295

Mexico—3.6%
United Mexican States Bonds:
5.625%, 1/15/17	32,640,000		35,088,000
Series M10, 7.75%, 12/14/17	1,282,900,000	MXN	105,942,040
Series MI10, 8%, 12/19/13	1,651,680,000	MXN	140,951,375
Series M10, 8%, 12/17/15	297,000,000	MXN	25,092,011
Series M10, 8.50%, 12/13/18	323,990,000	MXN	27,859,353
Series MI10, 9.50%, 12/18/14	599,010,000	MXN	53,918,773
Series M20, 10%, 12/5/24	832,640,000	MXN	79,480,880

			468,332,432

Norway—0.1%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	99,910,000	NOK	18,694,628
Panama—0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15	14,290,000		16,397,775
8.875%, 9/30/27	6,640,000		8,598,800
9.375%, 4/1/29	6,770,000		9,224,125
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	7,870,000		8,912,775

			43,133,475

Peru—1.0%
Peru (Republic of) Bonds:
7.35%, 7/21/25	30,020,000		34,973,300
7.84%, 8/12/20	86,585,000	PEN	34,559,662
Series 7, 8.60%, 8/12/17	123,865,000	PEN	52,849,866
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16[4]	1,426,420		1,167,525

			123,550,353

Philippines—0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16	6,105,000		7,310,738
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	30,760,000		30,298,600

			37,609,338

Poland—2.5%
Poland (Republic of) Bonds:
Series 0414, 5.75%, 4/25/14	375,790,000	PLZ	135,473,703
Series 0415, 5.50%, 4/25/15	175,510,000	PLZ	62,632,789
Series 0511, 4.25%, 5/24/11	363,160,000	PLZ	127,679,993

			325,786,485
F4 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

South Africa—2.6%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	$14,000,000		$14,245,000
7.50%, 1/15/14	175,320,000	ZAR	23,767,122
Series R207, 7.25%, 1/15/20[5]	739,770,000	ZAR	92,387,688
Series R157, 13.50%, 9/15/15	1,178,560,000	ZAR	200,942,963

			331,342,773

Sweden—0.3%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16	301,815,000	SEK	42,545,942
The Netherlands—1.2%
Netherlands (Kingdom of the) Bonds, 4%, 1/15/37	62,510,000	EUR	85,448,345
Netherlands (Kingdom of the) Sr. Unsec. Unsub. Nts., 3.125%, 2/17/12	48,850,000	EUR	68,149,834

			153,598,179

Turkey—4.7%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	24,225,000		26,555,445
7%, 9/26/16	23,115,000		25,773,225
7%, 3/11/19	9,650,000		10,699,438
10.622%, 8/6/14	98,130,000	TRY	66,316,548
10.673%, 5/11/11[4]	72,630,000	TRY	43,920,489
12.038%, 2/2/11[4]	90,970,000	TRY	56,363,939
16%, 3/7/12[2]	389,245,000	TRY	288,776,063
Series CPI, 13.909%, 8/14/13[2]	23,725,000	TRY	22,997,667
Turkey (Republic of) Nts.:
7.25%, 3/15/15	11,385,000		12,851,388
7.50%, 7/14/17	12,420,000		14,220,900
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	15,000,000		17,081,250
Turkey (Republic of) Unsec. Nts.:
6.75%, 5/30/40	10,200,000		10,072,500
7.25%, 3/5/38	10,200,000		10,735,500

			606,364,352

Ukraine—0.1%
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[3]	3,470,000		3,344,386
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12[3]	8,750,000		8,816,500

			12,160,886

United Arab Emirates—0.1%
Dubai DOF Sukuk Ltd. Sr. Unsec. Unsub. Nts., 6.396%, 11/3/14	10,860,000		10,411,482
United Kingdom—3.1%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	144,731,000	GBP	219,434,668
4.25%, 3/7/11	78,715,000	GBP	123,449,889
4.75%, 12/7/38	41,015,000	GBP	64,756,124

			407,640,681
F5 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Uruguay—0.5%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	$20,090,000	$22,852,375
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	13,000,000	14,170,000
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	23,255,000	27,789,725

		64,812,100

Venezuela—1.1%
Venezuela (Republic of) Bonds:
9%, 5/7/23	46,130,000	34,482,175
9.25%, 9/15/27	12,140,000	9,560,250
Venezuela (Republic of) Nts., 8.25%, 10/13/24	14,000,000	9,765,000
Venezuela (Republic of) Sr. Unsec. Unsub. Nts., 7.75%, 10/13/19	23,800,000	17,076,500
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	19,660,000	11,746,850
7.65%, 4/21/25	47,405,000	31,050,275
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20	19,690,000	12,257,025
13.625%, 8/15/18[3]	21,165,000	21,403,106

		147,341,181

Total Foreign Government Obligations (Cost $9,725,479,605)		9,853,146,830

Loan Participations—2.6%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine Nts., 8.625%, 7/15/11[3]	19,720,000	19,227,000
Credit Suisse First Boston International:
Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	4,800,000	4,812,000
Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16	16,470,000	15,646,500
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[3]	13,460,000	13,931,100
7.288% Sr. Sec. Nts., 8/16/37[3]	50,930,000	51,248,313
8.125% Nts., 7/31/14[3]	10,810,000	12,147,738
8.146% Sr. Sec. Nts., 4/11/18[3]	18,820,000	21,313,650
8.625% Sr. Sec. Nts., 4/28/34[3]	11,855,000	13,870,350
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[3]	35,350,000	41,978,125
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[3]	5,380,000	5,569,645
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18[3]	11,140,000	12,559,236
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[3]	33,590,000	37,242,913
TransCapitalInvest Ltd. for OJSC AK Transneft:
5.67% Sec. Bonds, 3/5/14[3]	9,780,000	10,269,391
8.70% Sec. Nts., 8/7/18[3]	5,340,000	6,415,391
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[3]	32,440,000	36,778,850
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[3]	8,760,000	8,847,600
F6 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Loan Participations Continued
VTB Capital SA: Continued
6.465% Sr. Sec. Unsub. Nts., 3/4/15[3]	$17,600,000		$17,952,000
6.875% Sr. Sec. Nts., 5/29/18[3]	10,790,000		11,289,038

Total Loan Participations (Cost $316,091,989)			341,098,840

Corporate Bonds and Notes—12.4%
Consumer Discretionary—0.1%
Hotels, Restaurants & Leisure—0.1%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[3]	7,570,000		7,929,575
Consumer Staples—0.1%
Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[2]	24,030,000	BRR	13,292,947
Food Products—0.0%
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[3]	5,370,000		5,443,838
Energy—2.1%
Oil, Gas & Consumable Fuels—2.1%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[3]	11,200,000		11,564,000
Bumi Capital Pte. Ltd., 12% Sr. Sec. Nts., 11/10/16[3]	8,000,000		8,780,000
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18[3]	30,360,000		36,925,350
11.75% Sr. Unsec. Nts., 1/23/15[3]	53,550,000		69,079,500
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	5,000,000		5,231,500
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38	11,890,000		11,586,912
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	14,160,000		14,577,593
5.875% Sr. Unsec. Nts., 3/1/18	5,960,000		6,254,120
7.875% Sr. Unsec. Nts., 3/15/19	22,940,000		26,944,361
Petroleos Mexicanos:
6% Sr. Unsec. Nts., 3/5/20[3]	14,380,000		14,811,400
8% Unsec. Unsub. Nts., 5/3/19	19,750,000		23,255,625
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[3]	16,160,000		18,462,800
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[3]	5,299,208		5,241,675
PT Adaro Indonesia, 7.625% Nts., 10/22/19[3]	13,700,000		14,300,060
Tengizchevroil LLP, 6.124% Nts., 11/15/14[3]	9,189,055		9,848,829

			276,863,725
F7 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Financials—6.9%
Capital Markets—0.0%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69[3]	$5,300,000		$5,803,500
Commercial Banks—4.0%
Banco BMG SA:
9.15% Nts., 1/15/16[3]	9,770,000		10,576,025
9.95% Unsec. Unsub. Nts., 11/5/19[3]	7,900,000		8,690,000
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[2,3]	5,410,000		5,506,298
Banco do Brasil SA:
4.50% Sr. Unsec. Nts., 1/22/15[3]	12,000,000		12,382,560
8.50% Jr. Sub. Perpetual Bonds[3,6]	14,850,000		16,557,750
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	125,668,000	EUR	175,237,761
4.50% Sr. Sec. Nts., 7/13/21	86,037,000	EUR	115,124,776
Depfa ACS Bank, 4.375% Sr. Sec. Nts., 1/15/15	44,450,000	EUR	61,674,000
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[3]	3,275,000		3,258,625
9.25% Sr. Nts., 10/16/13[3]	60,130,000		65,391,375
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[3]	21,660,000		22,000,582
6.375% Bonds, 4/30/22[2,3]	22,793,000		21,519,988
Inter-American Development Bank, 5.942% Nts., 1/25/12[2]	4,829,143,098	COP	2,488,420
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04[3,7,8]	550,000		—
Salisbury International Investments Ltd., 4.399% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[2]	2,400,000		2,075,040

			522,483,200

Consumer Finance—0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12[7,8]	14,000,000		4,260,200
Diversified Financial Services—0.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	18,487,974		14,420,620
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	25,887,000	EUR	35,178,530
Banco Invex SA, 28.588% Mtg.-Backed Certificates, Series 062U, 3/13/34[2,9]	27,603,725	MXN	7,576,889
Cloverie plc, 4.521% Sec. Nts., Series 2005-93, 12/20/10[2]	3,600,000		3,364,920
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[3]	34,101,099	MXN	2,457,022
25.80% Mtg.-Backed Certificates, Series 06U, 9/25/35[2]	13,562,128	MXN	2,569,430
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[3,10]	5,310,000		2,946,769
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds, 2/2/20[3]	3,300,000		3,456,750

			71,970,930

Thrifts & Mortgage Finance—2.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[3]	4,775,000		4,410,906
F8 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Thrifts & Mortgage Finance Continued
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	26,693,000	EUR	$37,134,016
4% Sec. Mtg. Nts., Series 2, 9/27/16	165,625,000	EUR	226,969,200
4.375% Sec. Nts., 5/19/14	18,035,000	EUR	25,582,354

			294,096,476

Industrials—0.4%
Construction & Engineering—0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[3]	16,018,395		17,620,235
Odebrecht Finance Ltd.:
7% Sr. Unsec. Nts., 4/21/20[3]	5,290,000		5,534,663
9.625% Sr. Unsec. Nts., 4/9/14[3]	5,350,000		6,286,250

			29,441,148

Road & Rail—0.1%
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[3]	10,025,600		8,220,992
Transnet Ltd., 10.80% Sr. Unsec. Nts., 11/6/23	51,000,000	ZAR	7,332,112

			15,553,104

Materials—0.9%
Chemicals—0.1%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[3]	15,030,000		15,856,650
Construction Materials—0.2%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[3,6]	4,000,000		2,847,828
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[3]	8,150,000		8,476,000
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[3]	6,700,000		6,817,250

			18,141,078

Metals & Mining—0.5%
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[3]	5,700,000		5,985,000
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[3]	51,960,000		57,675,600
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec. Nts., 9/25/19[3]	5,000,000		5,037,500

			68,698,100

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Unsub. Nts., 7/29/19	6,070,000		6,544,929
Grupo Papelero Scribe SA, 8.875% Sr. Nts., 4/7/20[3,5]	8,400,000		8,547,000

			15,091,929

Telecommunication Services—0.5%
Diversified Telecommunication Services—0.3%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[3]	16,445,000		16,856,125
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[3]	26,033,700	PEN	9,515,308
F9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Diversified Telecommunication Services Continued
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19[3]	$12,555,000		$14,971,838

			41,343,271

Wireless Telecommunication Services—0.2%
America Movil SAB de CV:
6.125% Sr. Nts., 3/30/40[3]	11,200,000		10,973,760
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	9,761,040

			20,734,800

Utilities—1.4%
Electric Utilities—1.1%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec. Unsub. Nts., 7/30/19[3]	9,400,000		10,293,000
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[3]	13,295,000	BRR	7,588,172
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]	8,960,000		9,945,600
Eskom Holdings Ltd.:
9.25% Bonds, Series ES18, 4/20/18	70,000,000	ZAR	9,742,895
10% Nts., Series ES23, 1/25/23	126,000,000	ZAR	18,086,623
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[3]	31,120,000		33,855,012
Majapahit Holding BV:
7.25% Nts., 10/17/11[3]	6,870,000		7,307,963
7.75% Nts., 10/17/16[3]	15,500,000		17,069,375
8% Sr. Unsec. Nts., 8/7/19[3]	11,150,000		12,306,813
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	13,749,423
TGI International Ltd., 9.50% Nts., 10/3/17[3]	9,170,000		10,247,475

			150,192,351

Energy Traders—0.3%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[3]	10,870,000		10,970,548
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19[3]	7,500,000		8,156,250
7.39% Sr. Gtd. Unsec. Nts., 12/2/24[3]	8,120,000		8,586,900
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[3]	8,000,000		8,677,720

			36,391,418

Total Corporate Bonds and Notes (Cost $1,575,538,782)			1,613,588,240

	Shares

Common Stocks—0.0%
MHP SA, GDR[3,8] (Cost $11,892)	169,861		2,308,411

	Principal
	Amount

Structured Securities—6.3%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	27,100,000,000	IDR	3,057,108
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	53,310,000,000	IDR	6,013,816
F10 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Bonds, Series 1, 13.95%, 12/15/10[2,3]	13,160,000	GHS	$9,208,990
Ghana (Republic of) Credit Linked Bonds, Series 10, 13.95%, 12/15/10[2,3]	3,790,000	GHS	2,652,133
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[3]	3,820,000	GHS	2,672,857
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[3]	3,820,000	GHS	2,672,857
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10[3]	3,820,000	GHS	2,672,857
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	100,100,000,000	IDR	12,788,203
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	100,050,000,000	IDR	12,781,815
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	51,890,000,000	IDR	6,629,169
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	50,050,000,000	IDR	5,786,318
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	50,670,000,000	IDR	5,857,997
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	105,850,000,000	IDR	12,237,398
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[3]	11,920,000,000	COP	7,009,832
Colombia (Republic of) Credit Linked Nts., 11%, 5/19/11	21,780,000,000	COP	12,106,193
Colombia (Republic of) Credit Linked Nts., 13.244%, 2/26/15[3,9]	10,435,000,000	COP	11,457,305
Colombia (Republic of) Credit Linked Nts., Series 01, 13.244%, 2/26/15[3,9]	3,833,000,000	COP	4,208,515
Colombia (Republic of) Credit Linked Nts., Series 02, 13.244% 2/26/15[3,9]	4,568,000,000	COP	5,015,522
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12[3]	6,942,469,928	COP	4,199,679
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[3]	12,430,000,000	COP	7,519,227
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[3]	31,110,000,000	COP	18,819,240
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[3]	11,705,100,000	COP	7,080,716
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[3]	289,700,000	DOP	8,209,957
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/6/10[3]	15,350,000	GHS	10,800,911
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11[7]	220,242,600	RUR	748
Oreniz Total Return Linked Nts., 9.24%, 2/24/12[2]	58,446,000	RUR	1,588,180
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17	85,958,000,000	VND	2,250,209
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/24/12[2]	67,500,000	RUR	1,834,208
Russian Specialized Construction & Installation Administration Total Return Linked Nts., 5/20/10[7,8]	64,600,000	RUR	21,943
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/27/12	64,500,000	RUR	2,037,499
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[2]	155,430,000	RUR	5,957,873
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[2]	144,200,000	RUR	5,527,410
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[2]	106,500,000	RUR	4,082,310
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11	29,986,149	MXN	2,330,498
F11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11	19,870,215	MXN	$1,544,296
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.242%, 4/30/25[3,4]	6,924,565		4,048,769
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%, 4/30/25[3,4]	5,531,917		3,234,492
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.346%, 4/30/25[3,4]	5,199,767		3,040,286
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[3]	16,500,000		7,062,000
Coriolanus Ltd. Sec. Credit Linked Nts., 3.138%, 4/30/25[3,4,5]	4,872,779		2,849,097
Coriolanus Ltd. Sec. Credit Linked Nts., 3.191%, 4/30/25[3,4]	6,067,005		3,547,357
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[2,3]	8,755,000		10,018,347
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30	119,230,000,000	IDR	13,331,957
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/22/21	38,920,000,000	IDR	5,368,004
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	10,300,162		11,124,741
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	140,400,000,000	IDR	19,286,635
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[2]	160,790,000	RUR	6,163,330
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[2]	133,110,000	RUR	5,102,313
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.93%, 9/24/14[2,3,11]	27,100,000	MXN	2,191,892
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.93%, 9/24/14[2,3,11]	5,420,000	MXN	438,378
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.93%, 9/24/14[2,3,11]	9,033,333	MXN	730,631
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.93%, 9/24/14[2,3,11]	4,516,667	MXN	365,315
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.93%, 9/24/14[2,3,11]	6,323,333	MXN	511,441
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.42%, 5/22/15[2,3,11]	2,585,931	MXN	209,154
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.42%, 5/22/15[2,3,11]	4,524,148	MXN	365,920
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.42%, 5/22/15[2,3,11]	68,213,181	MXN	5,517,192
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.42%, 5/22/15[2,3,11]	4,971,283	MXN	402,085
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.42%, 5/22/15[2,3,11]	3,611,731	MXN	292,123
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.42%, 5/22/15[2,3,11]	2,306,631	MXN	186,564
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.42%, 5/22/15[2,3,11]	424,788	MXN	34,358
Ukraine (Republic of) 5 yr. Total Return Linked Nts., 4.05%, 8/27/10	2,505,000		1,252,500
Ukraine (Republic of) 5.5 yr. Total Return Linked Nts., 4.05%, 3/1/11	2,505,000		1,252,500
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%, 8/30/11	2,505,000		1,252,500
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%, 2/29/12	2,505,000		1,252,500
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%, 8/30/12	2,505,000		1,252,500
United Mexican States Credit Linked Nts., 9.52%, 1/5/11	19,795,729	MXN	1,538,507
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[2,3]	213,030,000	RUR	7,242,832
Eirles Two Ltd. Sec. Nts., Series 335, 2.241%, 4/30/12[2,3]	11,200,000		9,856,000
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[3,4]	129,050,000	TRY	34,672,723
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[3,4]	376,977,600,000	COP	8,804,085
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.494%, 12/20/17[2,3]	42,470,000		37,055,075
Series 2008-01, 9.888%, 8/2/10[3,4,7,8]	63,164,246	BRR	3,551,846
Series 2008-2A, 6.704%, 9/17/13[2,3]	22,172,500		22,383,139
F12 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[3,4]	68,635,000,000	COP	$21,205,789
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[3,4]	90,697,000,000	COP	25,512,438
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16[3,4]	90,312,000,000	COP	25,404,140
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	80,430,000,000	IDR	10,257,598
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15[3,4]	40,860,000	PEN	9,870,968
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[3]	3,850,000		3,873,100
JPMorgan Chase & Co. London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21	120,620,000,000	IDR	16,523,184
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 04, 11.50%, 9/18/19[3]	250,000,000,000	IDR	31,883,620
Indonesia (Republic of) Credit Linked Nts., Series 10, 11.50%, 9/18/19[3]	150,000,000,000	IDR	19,130,172
Indonesia (Republic of) Credit Linked Nts., Series 11, 10.50%, 8/19/30[3]	100,000,000,000	IDR	11,165,449
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%, 8/19/30[3]	119,230,000,000	IDR	13,312,564
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%, 9/17/25[3]	46,070,000,000	IDR	5,587,940
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[3]	92,130,000,000	IDR	11,174,667
Indonesia (Republic of) Credit Linked Nts., Series 5, 10.50%, 8/19/30[3]	146,065,000,000	IDR	16,308,813
Russian Federation Credit Linked Bonds, 10%, 9/30/11[2,3]	442,790,000	RUR	16,010,256
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[3]	13,289,000,000	COP	6,286,622
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[3]	26,120,000	PEN	7,402,667
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	393,399,026	RUR	6,555,781
Morgan Stanley & Co. International Ltd./Red Arrow
International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/10/12	98,065,277	RUR	3,325,749
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22[3,4]	173,500,000	BRR	10,465,025
Ukraine (Republic of) Credit Linked Nts., 2.396%, 10/15/17[2,3]	17,600,000		12,936,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 3.266%, 10/15/17[2,3]	12,250,000		8,942,500
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[3]	11,760,000		10,021,872
VimpelCom Total Return Linked Nts., 9.25%, 7/26/13[2]	692,500,000	RUR	24,672,552
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12	16,609,412		15,955,001
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12	22,194,458		21,326,644
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[3]	7,369,232	GHS	4,875,649

Total Structured Securities (Cost $864,192,542)			815,409,637
F13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies—0.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[12,13]	9,355,602	$9,355,602
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[12,14]	51,364,529	51,364,529

Total Investment Companies (Cost $60,720,131)		60,720,131

Total Investments, at Value (Cost $12,598,533,842)	98.2%	12,742,770,990
Other Assets Net of Liabilities	1.8	238,203,097

Net Assets	100.0%	$12,980,974,087

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar

BRR	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

DKK	Danish Krone

DOP	Dominican Republic Peso

EGP	Egyptian Pounds

EUR	Euro

GBP	British Pound Sterling

GHS	Ghana Cedi

HUF	Hungarian Forint

IDR	Indonesia Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Nuevo Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PEN	Peruvian New Sol

PHP	Philippines Peso

PLZ	Polish Zloty

RUR	Russian Ruble

SEK	Swedish Krona

TRY	New Turkish Lira

VND	Vietnam Dong

ZAR	South African Rand

1.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $55,953,512. See Note 5 of accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,874,273,092 or 14.44% of the Fund’s net assets as of March 31, 2010.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

6.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7.	Issue is in default. See Note 1 of accompanying Notes.

8.	Non-income producing security.

9.	Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

10.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11.	Restricted security. The aggregate value of restricted securities as of March 31, 2010 was $11,245,053, which represents 0.09% of the Fund’s net assets. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:
F14 | OPPENHEIMER INTERNATIONAL BOND FUND

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1A, 6.93%, 9/24/14	12/27/07	$2,490,580	$2,191,892	$(298,688)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1B, 6.93%, 9/24/14	6/12/08	522,536	438,378	(84,158)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1C, 6.93%, 9/24/14	8/12/08	888,889	730,631	(158,258)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1D, 6.93%, 9/24/14	8/6/09	346,616	365,315	18,699
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 1E, 6.93%, 9/24/14	9/10/09	472,684	511,441	38,757
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2A, 8.42%, 5/22/15	5/21/08	249,324	209,154	(40,170)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2B, 8.42%, 5/22/15	6/12/08	436,168	365,920	(70,248)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2C, 8.42%, 5/22/15	6/18/08	6,617,724	5,517,192	(1,100,532)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2D, 8.42%, 5/22/15	7/8/08	481,935	402,085	(79,850)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2E, 8.42%, 5/22/15	7/15/08	350,722	292,123	(58,599)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2F, 8.42%, 5/22/15	8/8/08	227,066	186,564	(40,502)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2G, 8.42%, 5/22/15	8/22/08	41,897	34,358	(7,539)

		$13,126,141	$11,245,053	$(1,881,088)

12.	Rate shown is the 7-day yield as of March 31, 2010.

13.	Interest rate is less than 0.0005%.

14.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	240,101,093	3,055,102,456	3,243,839,020	51,364,529

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$51,364,529	$231,872
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$56,498,901	$—	$56,498,901
Foreign Government Obligations	—	9,851,979,305	1,167,525	9,853,146,830
Loan Participations	—	341,098,840	—	341,098,840
Corporate Bonds and Notes	—	1,613,588,240	—	1,613,588,240
Common Stocks	2,308,411	—	—	2,308,411
Structured Securities	—	800,735,626	14,674,011	815,409,637
Investment Companies	60,720,131	—	—	60,720,131

Total Investments, at Value	63,028,542	12,663,900,912	15,841,536	12,742,770,990

Other Financial Instruments:
Appreciated swaps, at value	—	53,480,106	—	53,480,106
Futures margins	5,576,799	—	—	5,576,799
Foreign currency exchange contracts	—	171,405,551	—	171,405,551

Total Assets	$68,605,341	$12,888,786,569	$15,841,536	$12,973,233,446

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(722,954)	$—	$(722,954)
Depreciated swaps, at value	—	(11,821,393)	—	(11,821,393)
Unfunded purchase agreements	—	(730,132)	—	(730,132)
Futures margins	(5,570,629)	—	—	(5,570,629)
Foreign currency exchange contracts	—	(93,645,590)	—	(93,645,590)

Total Liabilities	$(5,570,629)	$(106,920,069)	$—	$(112,490,698)

Currency contracts, forwards and unfunded purchase agreements, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of March 31, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Sell	68,530	ARP	6/9/10	$17,537,178	$—	$10,324
Colombian Peso (COP)	Buy	130,113,000	COP	4/8/10	67,664,225	—	102,963
Colombian Peso (COP)	Sell	130,113,000	COP	5/10/10	67,585,897	107,251	—
Indian Rupee (INR)	Buy	5,917,000	INR	6/21/10	130,809,823	1,561,243	—
Indonesia Rupiah (IDR)	Buy	299,200,000	IDR	4/13/10	32,802,194	526,034	—
F16 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America: Continued
Japanese Yen (JPY)	Buy	38,240,000	JPY	5/10/10	$409,117,294	$—	$13,839,521
Kazakhstan Tenge (KZT)	Buy	1,840,700	KZT	2/28/11-3/10/11	12,540,029	—	11,629
Malaysian Ringgit (MYR)	Buy	115,130	MYR	4/9/10	35,276,961	598,658	—
New Taiwan Dollar (TWD)	Sell	2,029,000	TWD	5/28/10	64,301,147	—	234,206
South Korean Won (KRW)	Buy	46,985,000	KRW	4/9/10	41,511,529	27,401	93,480
Swiss Franc (CHF)	Sell	793,620	CHF	4/12/10	752,745,908	—	11,383,535

						2,820,587	25,675,658
Bank Paribas Asia—FGN:
Norwegian Krone (NOK)	Buy	1,271,400	NOK	4/12/10	213,807,831	571,550	—
Norwegian Krone (NOK)	Sell	1,224,280	NOK	4/12/10	205,883,791	—	550,572
Polish Zloty (PLZ)	Buy	667,450	PLZ	4/7/10-4/12/10	233,463,540	2,394,522	379,867
Polish Zloty (PLZ)	Sell	373,380	PLZ	5/10/10	130,274,428	46,514	984,085

						3,012,586	1,914,524
Barclay’s Capital:
British Pound Sterling (GBP)	Buy	72,020	GBP	4/12/10	109,282,156	—	2,060,044
British Pound Sterling (GBP)	Sell	198,810	GBP	4/12/10	301,671,555	5,080,170	2,179,409
Euro (EUR)	Buy	525,840	EUR	4/12/10-5/3/10	710,242,300	—	3,688,499
Euro (EUR)	Sell	277,810	EUR	4/12/10-5/10/10	375,232,044	3,570,829	—
Hungarian Forint (HUF)	Buy	21,002,000	HUF	4/8/10	106,792,062	2,122,238	—
Japanese Yen (JPY)	Buy	2,441,000	JPY	4/5/10	26,110,469	—	157,038
Japanese Yen (JPY)	Sell	17,151,000	JPY	4/23/10-6/2/10	183,511,889	1,185,740	—
Norwegian Krone (NOK)	Buy	114,800	NOK	4/12/10	19,305,599	115,912	—
Norwegian Krone (NOK)	Sell	1,108,200	NOK	4/12/10	186,362,938	—	1,118,938
Polish Zloty (PLZ)	Buy	318,490	PLZ	4/12/10	111,377,609	—	830,763

						12,074,889	10,034,691
Citigroup:
Chilean Peso (CLP)	Buy	31,839,000	CLP	4/8/10	60,684,179	9,572	—
Chilean Peso (CLP)	Sell	31,839,000	CLP	6/7/10	60,760,306	1,145	—
Chinese Renminbi (Yuan) (CNY)	Sell	431,400	CNY	5/4/10	63,197,803	280,714	—
Colombian Peso (COP)	Sell	93,729,000	COP	4/8/10-5/10/10	48,728,617	138,020	957,283
Hong Kong Dollar (HKD)	Sell	490,900	HKD	6/7/10	63,258,027	—	5,869
Japanese Yen (JPY)	Sell	5,702,000	JPY	4/30/10	61,000,626	2,284,612	—
Norwegian Krone (NOK)	Buy	1,574,580	NOK	4/12/10	264,792,776	—	818,090
Norwegian Krone (NOK)	Sell	829,500	NOK	4/12/10	139,494,727	132,145	—
Peruvian New Sol (PEN)	Sell	73,880	PEN	4/15/10	25,991,663	—	40,283
Singapore Dollar (SGD)	Buy	31,140	SGD	5/10/10	22,255,257	1,555	65,094
Swedish Krona (SEK)	Sell	563,450	SEK	4/12/10	78,035,627	1,034,643	—

						3,882,406	1,886,619
Credit Suisse:
Australian Dollar (AUD)	Buy	70,150	AUD	4/23/10	64,212,901	—	33,626
British Pound Sterling (GBP)	Buy	56,150	GBP	4/12/10	85,201,236	1,027,951	—
Euro (EUR)	Sell	57,420	EUR	4/23/10	77,556,375	—	283,410
New Turkish Lira (TRY)	Buy	35,820	TRY	4/1/10	23,600,509	75,176	—
New Turkish Lira (TRY)	Sell	36,835	TRY	4/1/10	24,269,775	—	77,308
Russian Ruble (RUR)	Buy	614,995	RUR	10/7/10	20,488,608	820,637	—
South African Rand (ZAR)	Buy	917,812	ZAR	4/7/10-4/30/10	125,526,561	5,294,455	—
F17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Credit Suisse: Continued
Swedish Krona (SEK)	Buy	528,000	SEK	4/12/10	$73,125,940	$3,303	$155,614
Swedish Krona (SEK)	Sell	3,793,950	SEK	4/12/10	525,447,275	201,137	5,538,402

						7,422,659	6,088,360
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	366,730	AUD	4/12/10	336,092,719	4,612,806	—
Australian Dollar (AUD)	Sell	3,548	AUD	4/23/10	3,247,717	—	11,551
British Pound Sterling (GBP)	Sell	8,615	GBP	4/23/10	13,071,410	—	162,521
Canadian Dollar (CAD)	Sell	13,175	CAD	4/23/10	12,971,890	—	79,618
Euro (EUR)	Sell	208,900	EUR	5/10/10	282,161,301	21,879,015	—
Japanese Yen (JPY)	Sell	71,315,000	JPY	4/12/10-5/10/10	762,875,110	25,888,662	—
Kazakhstan Tenge (KZT)	Buy	918,400	KZT	2/28/11	6,256,845	—	12,097
Russian Ruble (RUR)	Buy	575,700	RUR	10/7/10	19,179,492	207,668	—
South Korean Won (KRW)	Sell	170,000,000	KRW	7/26/10	149,579,770	—	665,965
Swiss Franc (CHF)	Sell	3,418	CHF	4/23/10	3,242,243	—	27,723

						52,588,151	959,475
Goldman, Sachs & Co.
Brazilian Real (BRR)	Buy	184,985	BRR	5/4/10	103,284,507	1,677,893	—
Hong Kong & Shanghai Bank Corp.:
Israeli Shekel (ILS)	Sell	157,120	ILS	5/28/10	42,488,789	—	113,256
New Turkish Lira (TRY)	Buy	94,625	TRY	5/17/10	61,846,283	524,917	—
New Turkish Lira (TRY)	Sell	156,260	TRY	5/17/10	102,130,517	—	866,827

						524,917	980,083
JP Morgan Chase:
Argentine Peso (ARP)	Buy	68,530	ARP	6/9/10	17,537,178	—	59,432
Chilean Peso (CLP)	Sell	31,839,000	CLP	4/8/10	60,684,179	—	1,188,710
Indonesia Rupiah (IDR)	Buy	188,685,000	IDR	5/25/10	20,519,682	146,126	18,399
Japanese Yen (JPY)	Sell	2,441,000	JPY	4/5/10	26,110,469	362,288	—
Malaysian Ringgit (MYR)	Buy	111,290	MYR	5/10/10	34,042,509	1,409,935	—
Mexican Nuevo Peso (MXN)	Buy	363,792	MXN	4/6/10-4/8/10	29,403,265	162,299	15,021
Philippines Peso (PHP)	Buy	866,000	PHP	4/12/10	19,138,172	299,799	—
Polish Zloty (PLZ)	Sell	316,700	PLZ	4/12/10	110,751,637	—	2,305,360
South Korean Won (KRW)	Sell	170,000,000	KRW	6/24/10	149,759,970	—	663,320

						2,380,447	4,250,242
Morgan Stanley & Co., Inc.:
Kazakhstan Tenge (KZT)	Buy	917,400	KZT	2/28/11	6,250,032	—	18,502
Philippines Peso (PHP)	Buy	722,675	PHP	6/16/10	15,853,620	136,460	—

						136,460	18,502
Nomura Securities:
British Pound Sterling (GBP)	Buy	2,020	GBP	4/12/10	3,065,120	—	36
British Pound Sterling (GBP)	Sell	81,730	GBP	4/12/10	124,015,976	—	284,801
Japanese Yen (JPY)	Buy	45,581,000	JPY	4/12/10	487,581,917	—	14,642,683
Japanese Yen (JPY)	Sell	19,801,000	JPY	4/12/10	211,812,148	4,322,940	—
Swedish Krona (SEK)	Buy	1,895,100	SEK	4/12/10	262,463,957	—	5,110,863
Swiss Franc (CHF)	Buy	216,960	CHF	4/12/10	205,785,832	3,605,234	—
Swiss Franc (CHF)	Sell	1,510	CHF	4/12/10	1,432,230	—	25,092

						7,928,174	20,063,475
F18 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

RBS Greenwich Capital:
Polish Zloty (PLZ)	Buy	358,540	PLZ	5/10/10	$125,096,667	$603,611	$—
Swiss Franc (CHF)	Buy	469,590	CHF	4/12/10-5/10/10	445,413,218	6,514,592	1,443,389
Swiss Franc (CHF)	Sell	523,620	CHF	4/12/10	496,651,814	—	7,770,965

						7,118,203	9,214,354
Santander Investments:
Colombian Peso (COP)	Sell	60,304,000	COP	4/8/10	31,360,613	—	803,734
Mexican Nuevo Peso (MXN)	Sell	15,446	MXN	4/6/10	1,248,552	107	—

						107	803,734
State Street:
Canadian Dollar (CAD)	Buy	349,490	CAD	4/12/10	344,103,405	10,847,712	—
Canadian Dollar (CAD)	Sell	179,040	CAD	4/12/10	176,280,505	—	5,251,243
Euro (EUR)	Buy	155,560	EUR	4/12/10	210,110,593	—	2,003,348
Euro (EUR)	Sell	561,250	EUR	4/12/10	758,064,865	4,387,617	2,191,499

						15,235,329	9,446,090
Westpac:
Australian Dollar (AUD)	Buy	1,153,280	AUD	4/12/10	1,056,932,923	47,498,521	—
Australian Dollar (AUD)	Sell	45,555	AUD	4/12/10	41,749,254	—	2,309,783
New Zealand Dollar (NZD)	Buy	551,730	NZD	4/12/10	391,607,090	7,104,222	—

						54,602,743	2,309,783

Total unrealized appreciation and depreciation						$171,405,551	$93,645,590

Futures Contracts as of March 31, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Canada (Government of) Bonds, 10 yr.	Sell	1,960	6/21/10	$226,732,044	$2,219,957
Euro-Bundesobligation	Buy	999	6/8/10	166,437,032	1,027,287
Euro-Bundesobligation	Buy	2,235	6/8/10	353,431,751	(207,498)
Euro-Bundesobligation	Sell	10,242	6/8/10	1,619,618,790	(5,935,596)
FTSE 100 Index	Sell	763	6/18/10	64,961,175	(433,375)
Japan (Goverment of) Bonds, 10 yr.	Sell	307	6/10/10	453,883,196	3,481,376
Japan (Government of) Mini Bonds, 10 yr.	Sell	202	6/9/10	29,836,539	154,754
NIKKEI 225 Index	Sell	622	6/10/10	73,849,610	(3,931,136)
U.S. Long Bonds	Buy	2,440	6/21/10	283,345,000	2,687,435
U.S. Long Bonds	Sell	2,633	6/21/10	305,757,125	(3,211,730)
U.S. Treasury Bonds, 10 yr.	Buy	2,261	6/21/10	262,841,250	1,057,085
U.S. Treasury Bonds, 10 yr.	Sell	10,402	6/21/10	1,209,232,500	(1,366,183)
U.S. Treasury Nts., 5 yr.	Buy	6,386	6/30/10	733,392,188	(769,474)
United Kingdom Long Gilt	Sell	1,181	6/28/10	205,650,778	(3,305,635)

					$(8,532,733)

F19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of March 31, 2010 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Development Bank of Kazakhstan JSC
Credit Suisse International	Sell	$7,670	3.75%	2/20/13	$—	$184,049	$184,049

	Total	7,670			—	184,049	184,049
Federative Republic of Brazil
Credit Suisse International	Sell	11,750	1.00	3/20/15	159,545	(166,506)	(6,961)

	Total	11,750			159,545	(166,506)	(6,961)
Government of Hungary
Credit Suisse International	Sell	15,200	2.70	9/20/10	—	72,854	72,854

	Total	15,200			—	72,854	72,854
Islamic Republic of Pakistan
Citibank NA, New York	Sell	3,010	5.10	3/20/13	—	(268,189)	(268,189)

	Total	3,010			—	(268,189)	(268,189)
Istanbul Bond Co.
SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	10,410	1.30	3/24/13	—	(802,672)	(802,672)

	Total	10,410			—	(802,672)	(802,672)
Republic of Indonesia:
Citibank NA, New York	Sell	12,100	1.00	3/20/15	506,110	(361,477)	144,633
JPMorgan Chase Bank NA, NY Branch	Sell	12,100	1.00	3/20/15	479,554	(361,477)	118,077

	Total	24,200			985,664	(722,954)	262,710
Troy Capital SA for Yasar
Holdings SA
Morgan Stanley Capital Services, Inc.	Sell	4,800	8.75	6/20/10	—	(5,979)	(5,979)

	Total	4,800			—	(5,979)	(5,979)

			Grand Total Buys		—	—	—
			Grand Total Sells		1,145,209	(1,709,397)	(564,188)

			Total Credit Default Swaps		$1,145,209	$(1,709,397)	$(564,188)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Sovereign Debt	$45,030,000	$—	BBB–
Non—Investment Grade Sovereign Debt	32,010,000	—	BB to B–

Total	$77,040,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F20 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts as of March 31, 2010 are as follows:

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander SA, Inc.	96,790	BRR	BZDI	12.320%	1/2/17	$79,191
Credit Suisse International	98,450	BRR	BZDI	11.480	1/2/12	(47,366)
Goldman Sachs Group, Inc. (The)	38,900	BRR	BZDI	12.800	1/2/17	620,637
Goldman Sachs Group, Inc. (The)	120,000	BRR	BZDI	11.720	1/2/12	1,572,379
Goldman Sachs Group, Inc. (The)	53,700	BRR	BZDI	12.920	1/2/14	1,364,038
Goldman Sachs Group, Inc. (The)	26,730	BRR	BZDI	12.870	1/2/14	678,971
Goldman Sachs Group, Inc. (The)	273,070	BRR	BZDI	11.460	1/2/12	(131,113)
Goldman Sachs Group, Inc. (The)	99,100	BRR	BZDI	12.260	1/2/15	974,143
Goldman Sachs Group, Inc. (The)	45,260	BRR	BZDI	12.290	1/2/15	444,901
JPMorgan Chase Bank NA	56,300	BRR	BZDI	13.900	1/2/17	1,816,410
Morgan Stanley	279,530	BRR	BZDI	12.300	1/2/17	228,233
Morgan Stanley	237,030	BRR	BZDI	11.490	1/2/12	(114,153)

Total	1,424,860	BRR				7,486,271
MXN TIIE BANXICO:
			MXN TIIE
Banco Santander SA, Inc.	323,900	MXN	BANXICO	8.540	9/27/13	1,424,099
			MXN TIIE
Credit Suisse International	128,200	MXN	BANXICO	8.560	9/27/13	574,392
			MXN TIIE
Goldman Sachs Group, Inc. (The)	195,700	MXN	BANXICO	8.540	9/27/13	860,439
			MXN TIIE
Goldman Sachs Group, Inc. (The)	623,700	MXN	BANXICO	9.350	11/18/11	2,960,819
			MXN TIIE
Goldman Sachs Group, Inc. (The)	802,600	MXN	BANXICO	9.270	11/21/11	3,431,762
			MXN TIIE
Goldman Sachs Group, Inc. (The)	784,100	MXN	BANXICO	9.080	11/22/11	3,655,740
			MXN TIIE
Goldman Sachs Group, Inc. (The)	533,000	MXN	BANXICO	6.080	1/24/12	(60,531)
			MXN TIIE
JPMorgan Chase Bank NA	630,300	MXN	BANXICO	8.920	11/24/11	2,504,428
			MXN TIIE
JPMorgan Chase Bank NA	1,119,000	MXN	BANXICO	6.080	1/24/12	(127,081)

Total	5,140,500	MXN				15,224,067
Six-Month AUD BBR BBSW
				Six-Month
				AUD BBR
Westpac Banking Corp.	133,360	AUD	6.215%	BBSW	11/4/19	(1,642,306)
Six-Month HUF BUBOR Reuters:
			Six-Month HUF
Barclays Bank plc	5,136,000	HUF	BUBOR Reuters	7.820	9/19/13	2,211,559
			Six-Month HUF
Barclays Bank plc	3,093,000	HUF	BUBOR Reuters	7.180	10/8/18	574,247
			Six-Month HUF
Citibank NA	3,045,000	HUF	BUBOR Reuters	7.200	10/8/18	570,667
			Six-Month HUF
Citibank NA	3,037,000	HUF	BUBOR Reuters	7.180	10/3/18	805,684
F21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

Six-Month HUF BUBOR Reuters: Continued
			Six-Month HUF
JPMorgan Chase Bank NA	2,855,000	HUF	BUBOR Reuters	7.880%	8/12/13	$1,320,885
			Six-Month HUF
JPMorgan Chase Bank NA	3,093,000	HUF	BUBOR Reuters	7.200	10/6/18	828,097
			Six-Month HUF
JPMorgan Chase Bank NA	2,411,000	HUF	BUBOR Reuters	7.890	9/12/13	1,061,517
			Six-Month HUF
JPMorgan Chase Bank NA	5,319,000	HUF	BUBOR Reuters	8.480	6/6/13	3,105,559

Total	27,989,000	HUF				10,478,215
Six-Month JPY BBA LIBOR:
				Six-Month
				JPY BBA
Citibank NA	3,596,000	JPY	1.391%	LIBOR	10/6/19	(212,864)
				Six-Month
				JPY BBA
JPMorgan Chase Bank NA	3,645,400	JPY	1.484	LIBOR	8/7/19	(462,462)
				Six-Month
				JPY BBA
JPMorgan Chase Bank NA	3,644,000	JPY	1.563	LIBOR	11/9/19	(762,372)

Total	10,885,400	JPY				(1,437,698)
Three-Month CAD BA CDOR
			Three-Month
JPMorgan Chase Bank NA	128,960	CAD	CAD BA CDOR	3.820	1/4/20	1,704,230
Three-Month USD BBA LIBOR
			Three-Month
Goldman Sachs Group, Inc. (The)	120,000		USD BBA LIBOR	3.600	11/3/19	183,715

				Total Interest Rate Swaps		$31,996,494

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANIXCO	Banco de Mexico
BBA	British Bankers’ Association
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
LIBOR	London Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
F22 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts as of March 31, 2010 are as follows:

Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Custom basket of securities:
One-Month CHF BBA
LIBOR plus 30 basis
points and if negative,
			the absolute value of	If positive, the
			the Total Return of	Total Return of
			a custom basket	a custom basket
Citibank NA	11,023	CHF	of securities	of securities	1/12/11	$85,885
One-Month
EURIBOR plus 30 basis
points and if negative,
			the absolute value of	If positive, the
			the Total Return of	Total Return of
			a custom basket	a custom basket
Citibank NA	39,259	EUR	of securities	of securities	1/12/11	2,984,267
One-Month GBP
BBA LIBOR plus
30 basis points and
if negative, the
			absolute value of	If positive, the
			the Total Return of	Total Return of
			a custom basket	a custom basket
Citibank NA	25,972	GBP	of securities	of securities	1/12/11	1,797,647
One-Month JPY BBA
LIBOR plus 40 basis
points and if negative,
			the absolute value of	If positive, the
			the Total Return of	Total Return of
			a custom basket	a custom basket
Citibank NA, New York	6,802,142	JPY	of securities	of securities	4/14/10	5,640,355
One-Month GBP
BBA LIBOR plus
50 basis points and
if negative, the
			absolute value of	If positive, the
			the Total Return of	Total Return of
			a custom basket	a custom basket
Morgan Stanley	51,065	GBP	of securities	of securities	1/14/11	3,036,041

				Reference Entity Total		13,544,195
MSCI Daily TR Gross EAFE Index:
One-Month
LIBOR plus
15 basis points
and if negative
the absolute
value of the Total
			If positive, the Total	Return of the
			Return of the MSCI	MSCI Daily Gross
Citibank NA	22,546		Daily Gross EAFE Index	EAFE Index	10/7/10	(1,424,103)
F23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MSCI Daily TR Gross EAFE Index: Continued
One-Month BBA
LIBOR minus
5 basis points and
if negative, the
absolute value
of the Total
			If positive, the Total	Return of the
Goldman Sachs Group,			Return of the MSCI	MSCI Daily Gross
Inc. (The)	$8,875		Daily Gross EAFE Index	EAFE Index	10/7/10	$(442,755)
One-Month BBA
LIBOR minus
35 basis points
and if negative,
the absolute
value of the Total
			If positive, the Total	Return of the
			Return of the MSCI	MSCI Daily Gross
Morgan Stanley	13,523		Daily Gross EAFE Index	EAFE Index	10/7/10	(670,996)
One-Month
LIBOR minus
10 basis points
and if negative,
the absolute
value of the Total
			If positive, the Total	Return of the
			Return of the MSCI	MSCI Daily Gross
UBS AG	17,583		Daily Gross EAFE Index	EAFE Index	10/11/10	(1,094,631)

				Reference Entity Total		(3,632,485)
MSCI Daily TR Gross Europe Euro Index:
One-Month
EURIBOR minus
60 basis points
and if negative, the
absolute value of
			If positive, the Total	the Total Return
			Return of the MSCI	of the MSCI Daily
			Daily Gross Europe	Gross Europe
Citibank NA	14,530	EUR	Euro Index	Euro Index	1/12/11	(531,576)
One-Month
EURIBOR minus
3 basis points
and if negative, the
absolute value of
			If positive, the Total	the Total Return
			Return of the MSCI	of the MSCI Daily
			Daily Gross Europe	Gross Europe
Goldman Sachs Group, Inc. (The)	29,075	EUR	Euro Index	Euro Index	1/12/11	(1,045,426)
F24 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MSCI Daily TR Gross Europe Euro Index:Continued
One-Month
EURIBOR minus
30 basis points
and if negative, the
absolute value of
			If positive, the Total	the Total Return
			Return of the MSCI	of the MSCI Daily
			Daily Gross Europe	Gross Europe
Morgan Stanley	21,785	EUR	Euro Index	Euro Index	1/12/11	$(1,542,073)
One-Month
EURIBOR minus
70 basis points
and if negative, the
absolute value of
			If positive, the Total	the Total Return
			Return of the MSCI	of the MSCI Daily
			Daily Gross Europe	Gross Europe
UBS AG	7,265	EUR	Euro Index	Euro Index	1/12/11	(266,239)

				Reference Entity Total		(3,385,314)
MSCI Daily TR Italy USD Index
One-Month BBA
LIBOR minus 25 basis
points and if negative,
			the absolute value	If positive, the
			of the Total Return of	Total Return of
			the MSCI Daily Italy	the MSCI Daily
Goldman Sachs Group, Inc. (The)	12,700		USD Index	Italy USD Index	3/4/11	935,332
MSCI Daily TR Net Emerging Markets Korea Index
One-Month BBA
LIBOR plus 90 basis
points and if negative,
			the absolute value	If positive, the
			of the Total Return of	Total Return of the
			the MSCI Daily Net	MSCI Daily Net
			Emerging Markets	Emerging Markets
Goldman Sachs Group, Inc. (The)	12,999		Korea Index	Korea Index	3/9/11	872,315
MSCI Daily TR Net France USD Index
One-Month BBA
LIBOR minus 35 basis
			points and if negative,	If positive, the
			the absolute value	Total Return of
			of the Total Return of	the MSCI Daily
			the MSCI Daily Net	TR Net France
Morgan Stanley	12,761		France USD Index	USD Index	3/9/11	730,144
F25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Germany USD Index
One-Month BBA
LIBOR minus 45 basis
		points and if negative,	If positive, the
		the absolute value	Total Return of
		of the Total Return of	the MSCI Daily
Goldman Sachs Group,		the MSCI Daily Net	Net Germany
Inc. (The)	$12,806	Germany USD Index	USD Index	3/4/11	$1,054,691
MSCI Daily TR Net Japan USD Index
One-Month BBA
LIBOR plus 18 basis
		points and if negative,	If positive, the
		the absolute value of	Total Return of
		the Total Return of	the MSCI Daily
		the MSCI Daily Net	Net Japan
UBS AG	12,817	Japan USD Index	USD Index	3/7/11	529,784

			Total of Total Return Swaps		$10,648,662

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF	Swiss Franc
EUR	Euro
GBP	British Pounds Sterling
JPY	Japanese Yen
Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
EAFE	Europe, Australasia, Far East
EURIBOR	Euro Interbank Offered Rate
MSCI	Morgan Stanley Capital International
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander SA, Inc.:
	Interest Rate	96,790	BRR	$79,191
	Interest Rate	323,900	MXN	1,424,099

				1,503,290
Barclays Bank plc	Interest Rate	8,229,000	HUF	2,785,806
Citibank NA:
	Interest Rate	6,082,000	HUF	1,376,351
	Interest Rate	3,596,000	JPY	(212,864)
	Total Return	11,023	CHF	85,885
	Total Return	53,789	EUR	2,452,691
	Total Return	25,972	GBP	1,797,647
	Total Return	22,546		(1,424,103)

				4,075,607
F26 | OPPENHEIMER INTERNATIONAL BOND FUND

Swap Summary Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Citibank NA, New York:
	Credit Default Sell Protection	$15,110		$(629,666)
	Total Return	6,802,142	JPY	5,640,355

				5,010,689
Credit Suisse International:
	Credit Default Sell Protection	34,620		90,397
	Interest Rate	98,450	BRR	(47,366)
	Interest Rate	128,200	MXN	574,392

				617,423
Goldman Sachs Group, Inc. (The):
	Interest Rate	656,760	BRR	5,523,956
	Interest Rate	2,939,100	MXN	10,848,229
	Interest Rate	120,000		183,715
	Total Return	29,075	EUR	(1,045,426)
	Total Return	47,380		2,419,583

				17,930,057
JPMorgan Chase Bank NA:
	Interest Rate	56,300	BRR	1,816,410
	Interest Rate	128,960	CAD	1,704,230
	Interest Rate	13,678,000	HUF	6,316,058
	Interest Rate	7,289,400	JPY	(1,224,834)
	Interest Rate	1,749,300	MXN	2,377,347

				10,989,211
JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	12,100		(361,477)
Morgan Stanley:
	Interest Rate	516,560	BRR	114,080
	Total Return	21,785	EUR	(1,542,073)
	Total Return	51,065	GBP	3,036,041
	Total Return	26,284		59,148

				1,667,196
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	15,210		(808,651)
UBS AG:
	Total Return	7,265	EUR	(266,239)
	Total Return	30,400		(564,847)

				(831,086)
Westpac Banking Corp.	Interest Rate	133,360	AUD	(1,642,306)

		Total Swaps		$40,935,759

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pounds Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
F27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$2,034,820,122	16.0%
Italy	1,242,137,042	9.8
Brazil	1,050,916,523	8.3
United Kingdom	698,003,218	5.5
Turkey	641,037,075	5.0
Germany	639,957,357	5.0
Mexico	622,661,264	4.9
Korea, Republic of South	537,874,991	4.2
Indonesia	492,456,649	3.9
United States	442,083,132	3.5
Russia	423,637,421	3.3
South Africa	366,504,403	2.9
Poland	325,786,485	2.6
Colombia	307,622,098	2.4
Austria	257,707,687	2.0
France	222,602,129	1.8
Peru	195,989,330	1.5
Kazakhstan	188,763,879	1.5
Israel	187,250,361	1.5
Hungary	175,209,115	1.4
Canada	163,869,375	1.3
The Netherlands	153,598,179	1.2
Venezuela	147,341,181	1.2
Egypt	136,520,475	1.1
Argentina	132,386,443	1.0
Malaysia	132,306,295	1.0
Ukraine	130,252,780	1.0
Philippines	108,103,755	0.9
India	101,196,170	0.8
Uruguay	64,812,100	0.5
Belgium	57,000,039	0.4
Ghana	53,500,379	0.4
Denmark	52,556,338	0.4
Panama	51,354,467	0.4
Australia	46,544,638	0.4
Sweden	42,545,942	0.3
Dominican Republic	22,630,577	0.2
Norway	18,694,628	0.1
Trinidad & Tobago	18,462,800	0.1
Supranational	17,784,380	0.1
Chile	17,515,477	0.1
United Arab Emirates	10,411,482	0.1
Belize	4,239,500	0.0
Swaziland	3,873,100	0.0
Vietnam	2,250,209	0.0

Total	$12,742,770,990	100.0%

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,547,169,313)	$12,691,406,461
Affiliated companies (cost $51,364,529)	51,364,529

12,742,770,990
Cash	135,000
Cash—foreign currencies (cost $5,523,177)	5,302,239
Unrealized appreciation on foreign currency exchange contracts	171,405,551
Appreciated swaps, at value (upfront payments $0)	53,480,106
Receivables and other assets:
Interest and dividends	185,314,469
Closed foreign currency contracts	65,276,907
Investments sold	57,071,119
Shares of beneficial interest sold	49,817,436
Futures margins	5,576,799
Other	205,229

Total assets	13,336,355,845

Liabilities
Unrealized depreciation on foreign currency exchange contracts	93,645,590
Appreciated swaps, at value (upfront payments received $985,664)	722,954
Depreciated swaps, at value (upfront payments received $159,545)	11,821,393
Unrealized depreciation on unfunded purchase agreements	730,132
Payables and other liabilities:
Investments purchased (including $45,906,979 purchased on a when-issued or delayed delivery basis)	116,070,603
Shares of beneficial interest redeemed	55,838,889
Closed foreign currency contracts	53,319,481
Dividends	8,633,631
Distribution and service plan fees	5,980,332
Futures margins	5,570,629
Transfer and shareholder servicing agent fees	1,561,891
Shareholder communications	499,955
Trustees’ compensation	67,081
Other	919,197

Total liabilities	355,381,758

Net Assets	$12,980,974,087

F29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$2,021,145
Additional paid-in capital	12,664,132,209
Accumulated net investment income	127,752,298
Accumulated net realized loss on investments and foreign currency transactions	(66,106,019)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	253,174,454

Net Assets	$12,980,974,087

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,409,832,272 and 1,152,813,506 shares of beneficial interest outstanding)	$6.43
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.75

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $286,223,192 and 44,693,910 shares of beneficial interest outstanding)	$6.40

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,040,190,513 and 318,540,756 shares of beneficial interest outstanding)	$6.40

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $290,726,680 and 45,357,209 shares of beneficial interest outstanding)	$6.41

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,954,001,430 and 459,739,917 shares of beneficial interest outstanding)	$6.42
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2010

Investment Income
Interest (net of foreign withholding taxes of $1,565,343)	$304,161,438
Dividends from affiliated companies	231,872

Total investment income	304,393,310

Expenses
Management fees	31,349,926
Distribution and service plan fees:
Class A	9,404,994
Class B	1,431,251
Class C	9,875,530
Class N	690,854
Transfer and shareholder servicing agent fees:
Class A	6,928,879
Class B	396,025
Class C	1,367,851
Class N	760,446
Class Y	1,207,882
Shareholder communications:
Class A	405,722
Class B	30,412
Class C	83,432
Class N	11,595
Class Y	116,282
Custodian fees and expenses	1,131,456
Trustees’ compensation	112,935
Other	396,576

Total expenses	65,702,048
Less waivers and reimbursements of expenses	(396,405)

Net expenses	65,305,643

Net Investment Income	239,087,667
F31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments from unaffiliated companies	$2,012,344,626
Closing and expiration of option contracts written	3,074,210
Closing and expiration of futures contracts	(57,877,386)
Foreign currency transactions	(1,785,136,305)
Swap contracts	31,076,563

Net realized gain	203,481,708
Net change in unrealized appreciation/depreciation on:
Investments	90,955,331
Translation of assets and liabilities denominated in foreign currencies	(424,190,675)
Futures contracts	(16,514,651)
Swap contracts	2,831,781
Unfunded purchase agreements	376,248

Net change in unrealized appreciation/depreciation	(346,541,966)

Net Increase in Net Assets Resulting from Operations	$96,027,409

See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$239,087,667	$369,005,716
Net realized gain (loss)	203,481,708	(262,291,069)
Net change in unrealized appreciation/depreciation	(346,541,966)	1,383,979,031

Net increase in net assets resulting from operations	96,027,409	1,490,693,678

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(147,662,475)	(372,822,341)
Class B	(4,362,793)	(12,930,907)
Class C	(31,608,851)	(77,799,820)
Class N	(4,849,308)	(12,309,153)
Class Y	(50,607,238)	(76,562,203)

	(239,090,665)	(552,424,424)

Distributions from net realized gain:
Class A	(55,885,488)	(52,156,975)
Class B	(2,086,032)	(2,183,553)
Class C	(14,369,315)	(12,393,467)
Class N	(1,989,414)	(1,894,000)
Class Y	(15,689,901)	(9,177,662)

	(90,020,150)	(77,805,657)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	287,478,278	(1,511,654,702)
Class B	7,027,241	(52,578,865)
Class C	264,920,248	(162,539,726)
Class N	37,606,291	(20,010,553)
Class Y	1,102,539,955	377,834,983

	1,699,572,013	(1,368,948,863)

Net Assets
Total increase (decrease)	1,466,488,607	(508,485,266)
Beginning of period	11,514,485,480	12,022,970,746

End of period (including accumulated net investment income of $127,752,298 and $127,755,296, respectively)	$12,980,974,087	$11,514,485,480

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.54	$5.96	$6.41	$5.80	$6.01	$5.63

Income (loss) from investment operations:
Net investment income[1]	.13	.22	.26	.24	.22	.23
Net realized and unrealized gain (loss)	(.06)	.74	(.23)	.62	(.04)	.62

Total from investment operations	.07	.96	.03	.86	.18	.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.33)	(.45)	(.24)	(.37)	(.41)
Distributions from net realized gain	(.05)	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.18)	(.38)	(.48)	(.25)	(.39)	(.47)

Net asset value, end of period	$6.43	$6.54	$5.96	$6.41	$5.80	$6.01

Total Return, at Net Asset Value[2]	0.99%	16.83%	(0.01)%	15.18%	3.23%	15.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,409,832	$7,268,308	$8,241,801	$6,300,320	$4,075,172	$2,683,900

Average net assets (in thousands)	$7,586,168	$6,632,191	$8,331,255	$4,988,412	$3,430,374	$1,925,344

Ratios to average net assets:[3]
Net investment income	3.90%	3.77%	4.02%	3.97%	3.72%	3.85%
Total expenses	0.97%[4]	0.99%[4]	0.92%[4]	0.94%[4]	0.98%	1.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%	0.98%	0.91%	0.93%	0.97%	1.02%

Portfolio turnover rate	55%	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.97%
Year Ended September 30, 2009	1.00%
Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.52	$5.94	$6.39	$5.78	$5.99	$5.61

Income (loss) from investment operations:
Net investment income[1]	.10	.17	.21	.19	.17	.17
Net realized and unrealized gain (loss)	(.07)	.74	(.24)	.62	(.04)	.63

Total from investment operations	.03	.91	(.03)	.81	.13	.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.28)	(.39)	(.19)	(.32)	(.36)
Distributions from net realized gain	(.05)	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.15)	(.33)	(.42)	(.20)	(.34)	(.42)

Net asset value, end of period	$6.40	$6.52	$5.94	$6.39	$5.78	$5.99

Total Return, at Net Asset Value[2]	0.40%	15.87%	(0.84)%	14.26%	2.35%	14.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,223	$284,424	$314,676	$259,285	$234,848	$224,381

Average net assets (in thousands)	$286,911	$269,970	$311,097	$240,238	$229,871	$201,541

Ratios to average net assets:[3]
Net investment income	3.05%	2.89%	3.19%	3.12%	2.88%	2.95%
Total expenses	1.83%[4]	1.86%[4]	1.74%[4]	1.79%[4]	1.83%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%	1.85%	1.73%	1.78%	1.83%	1.89%

Portfolio turnover rate	55%	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.83%
Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.52	$5.94	$6.39	$5.78	$5.99	$5.61

Income (loss) from investment operations:
Net investment income[1]	.10	.18	.21	.20	.17	.18
Net realized and unrealized gain (loss)	(.07)	.74	(.23)	.62	(.03)	.63

Total from investment operations	.03	.92	(.02)	.82	.14	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.29)	(.40)	(.20)	(.33)	(.37)
Distributions from net realized gain	(.05)	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.15)	(.34)	(.43)	(.21)	(.35)	(.43)

Net asset value, end of period	$6.40	$6.52	$5.94	$6.39	$5.78	$5.99

Total Return, at Net Asset Value[2]	0.47%	16.04%	(0.74)%	14.39%	2.46%	14.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,040,191	$1,812,805	$1,835,312	$1,357,937	$875,032	$560,138

Average net assets (in thousands)	$1,980,823	$1,594,278	$1,833,929	$1,078,601	$717,977	$401,401

Ratios to average net assets:[3]
Net investment income	3.20%	3.05%	3.29%	3.24%	2.98%	3.10%
Total expenses	1.67%[4]	1.71%[4]	1.64%[4]	1.67%[4]	1.71%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.67%	1.70%	1.63%	1.66%	1.71%	1.77%

Portfolio turnover rate	55%	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.67%
Year Ended September 30, 2009	1.72%
Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.52	$5.95	$6.40	$5.79	$6.00	$5.61

Income (loss) from investment operations:
Net investment income[1]	.11	.20	.23	.22	.19	.20
Net realized and unrealized gain (loss)	(.06)	.72	(.23)	.61	(.04)	.64

Total from investment operations	.05	.92	—	.83	.15	.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.30)	(.42)	(.21)	(.34)	(.39)
Distributions from net realized gain	(.05)	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.16)	(.35)	(.45)	(.22)	(.36)	(.45)

Net asset value, end of period	$6.41	$6.52	$5.95	$6.40	$5.79	$6.00

Total Return, at Net Asset Value[2]	0.78%	16.23%	(0.44)%	14.71%	2.78%	15.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$290,727	$258,219	$258,223	$153,181	$63,432	$46,533

Average net assets (in thousands)	$277,006	$233,767	$223,531	$112,319	$55,216	$30,696

Ratios to average net assets:[3]
Net investment income	3.51%	3.37%	3.59%	3.56%	3.29%	3.45%
Total expenses	1.59%[4]	1.68%[4]	1.49%[4]	1.61%[4]	1.58%	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.38%	1.34%	1.37%	1.42%	1.46%

Portfolio turnover rate	55%	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.59%
Year Ended September 30, 2009	1.69%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.54	$5.96	$6.41	$5.80	$6.01	$5.63

Income (loss) from investment operations:
Net investment income[1]	.14	.25	.28	.27	.24	.25
Net realized and unrealized gain (loss)	(.07)	.73	(.23)	.62	(.04)	.63

Total from investment operations	.07	.98	.05	.89	.20	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.35)	(.47)	(.27)	(.39)	(.44)
Distributions from net realized gain	(.05)	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.19)	(.40)	(.50)	(.28)	(.41)	(.50)

Net asset value, end of period	$6.42	$6.54	$5.96	$6.41	$5.80	$6.01

Total Return, at Net Asset Value [2]	1.00%	17.26%	0.38%	15.63%	3.64%	15.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,954,001	$1,890,729	$1,372,959	$454,240	$176,728	$37,286

Average net assets (in thousands)	$2,383,844	$1,317,017	$932,774	$299,298	$97,992	$25,559

Ratios to average net assets:[3]
Net investment income	4.26%	4.16%	4.39%	4.38%	4.11%	4.23%
Total expenses	0.64%[4]	0.62%[4]	0.55%[4]	0.55%[4]	0.56%	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.64%	0.61%	0.54%	0.54%	0.56%	0.66%

Portfolio turnover rate	55%	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.64%
Year Ended September 30, 2009	0.63%
Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
F39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other
F40 | OPPENHEIMER INTERNATIONAL BOND FUND

financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$45,906,979
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost	$57,190,931
Market Value	$7,834,737
Market Value as a % of Net Assets	0.06%
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign
F41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $60,277,164, post-October foreign currency losses of $176,536,249, and straddle losses of $10,302,786.
F42 | OPPENHEIMER INTERNATIONAL BOND FUND

     As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $43,634,491 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $203,481,708 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$12,599,550,625
Federal tax cost of other investments	(2,377,255,951)

Total federal tax cost	$10,222,294,674

Gross unrealized appreciation	$558,118,206
Gross unrealized depreciation	(382,300,676)

Net unrealized appreciation	$175,817,530

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from
F43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F44 | OPPENHEIMER INTERNATIONAL BOND FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	277,586,371	$1,811,073,233	340,792,548	$2,032,368,563
Dividends and/or distributions reinvested	26,018,597	167,484,825	58,327,085	344,498,470
Redeemed	(261,924,884)	(1,691,079,780)	(670,603,173)	(3,888,521,735)

Net increase (decrease)	41,680,084	$287,478,278	(271,483,540)	$(1,511,654,702)

Class B
Sold	7,814,543	$50,759,871	9,517,884	$56,273,726
Dividends and/or distributions reinvested	789,096	5,059,337	2,033,288	11,965,850
Redeemed	(7,549,032)	(48,791,967)	(20,887,445)	(120,818,441)

Net increase (decrease)	1,054,607	$7,027,241	(9,336,273)	$(52,578,865)

Class C
Sold	69,108,847	$449,891,967	64,077,684	$385,185,916
Dividends and/or distributions reinvested	4,957,372	31,780,837	10,123,011	59,674,218
Redeemed	(33,626,575)	(216,752,556)	(105,040,107)	(607,399,860)

Net increase (decrease)	40,439,644	$264,920,248	(30,839,412)	$(162,539,726)

Class N
Sold	12,379,588	$80,257,121	17,705,473	$104,108,127
Dividends and/or distributions reinvested	989,387	6,348,745	2,264,130	13,330,760
Redeemed	(7,594,308)	(48,999,575)	(23,821,820)	(137,449,440)

Net increase (decrease)	5,774,667	$37,606,291	(3,852,217)	$(20,010,553)

Class Y
Sold	217,147,053	$1,404,435,326	156,373,133	$943,561,040
Dividends and/or distributions reinvested	8,948,929	57,579,638	13,552,941	80,286,547
Redeemed	(55,481,340)	(359,475,009)	(111,183,259)	(646,012,604)

Net increase	170,614,642	$1,102,539,955	58,742,815	$377,834,983

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$7,910,180,449	$5,796,174,898
F45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $10,463,629 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by
F46 | OPPENHEIMER INTERNATIONAL BOND FUND

the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$8,134,888
Class C	33,520,141
Class N	4,496,799
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$1,424,128	$64,245	$327,381	$155,564	$8,070
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$286,843
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $109,562 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange
F47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
F48 | OPPENHEIMER INTERNATIONAL BOND FUND

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $224,565,856, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $97,761,524 as of March 31, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
As of March 31, 2010 the Fund has required certain counterparties to post collateral of $8,868,271.
F49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of March 31, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $3,167,963 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of March 31, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of March 31, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$256,903		Appreciated swaps, at value	$722,954
Credit contracts				Depreciated swaps, at value	1,243,346
Equity contracts	Appreciated swaps, at value	17,666,461		Depreciated swaps, at value	7,017,799
Interest rate contracts	Appreciated swaps, at value	35,556,742		Depreciated swaps, at value	3,560,248
Equity contracts	Futures margins	335,686	*
Interest rate contracts	Futures margins	5,241,113	*	Futures margins	5,570,629	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	171,085,750		Unrealized depreciation on foreign currency exchange contracts	93,553,261

Total		$230,142,655			$111,668,237

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
F50 | OPPENHEIMER INTERNATIONAL BOND FUND

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
		Closing and
Derivatives Not	Investments	expiration of	Closing and
Accounted	from	option	expiration of	Foreign
for as Hedging	unaffiliated	contracts	futures	currency	Swap
Instruments	companies*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(4,418,991)	$(4,418,991)
Equity contracts	—	—	(11,851,198)	—	(3,577,995)	(15,429,193)
Foreign exchange contracts	(26,325,229)	3,074,210	—	64,291,359	1,275,656	42,315,996
Interest rate contracts	—	—	(46,026,188)	—	37,797,893	(8,228,295)

Total	$(26,325,229)	$3,074,210	$(57,877,386)	$64,291,359	$31,076,563	$14,239,517

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
			Translation
			of assets and
Derivatives Not			liabilities
Accounted			denominated
for as Hedging		Futures	in Foreign	Swap
Instruments	Investments*	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$14,964,064	$14,964,064
Equity contracts	—	(6,248,161)	—	10,704,077	4,455,916
Foreign exchange contracts	(3,070,601)	—	46,645,119	(376)	43,574,142
Interest rate contracts	—	(10,266,490)	—	(22,835,984)	(33,102,474)

Total	$(3,070,601)	$(16,514,651)	$46,645,119	$2,831,781	$29,891,648

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
F51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
F52 | OPPENHEIMER INTERNATIONAL BOND FUND

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
F53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 31, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2009	—	$—	—	$—
Options written	394,170,000	2,709,078	373,400,000	365,132
Options closed or expired	(394,170,000)	(2,709,078)	(373,400,000)	(365,132)

Options outstanding as of March 31, 2010	—	$—	—	$—

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk).
F54 | OPPENHEIMER INTERNATIONAL BOND FUND

Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically,
F55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective
F56 | OPPENHEIMER INTERNATIONAL BOND FUND

on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of March 31, 2010, the Fund had no such currency swap agreements outstanding.
6. Restricted Securities
As of March 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Unfunded Purchase Agreements
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $27,682,103 at March 31, 2010. The following agreements are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.
As of March 31, 2010, the Fund had unfunded purchase agreements as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.	10/23/13	$15,824,715

	Commitment	Termination	Unfunded	Unrealized
	Interest Rate	Date	amount	Depreciation

Deutsche Bank AG; An unfunded agreement that the Fund receives 0.125% quarterly; and will pay out, upon request, up to 11,857,388 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the Fund to maintain a consistent exposure level.	0.50%	9/20/10	$11,857,388	$730,132
F57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F58 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Bond Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	05/11/2010